S000051261 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	122 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate Bond Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.17%	(2.15%)	1.26%
Bloomberg Global Aggregate ex USD 10% Issuer Capped (Hedged) Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	3.16%	0.67%	2.67%
iShares Core International Aggregate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent	3.07%	0.57%	2.57%
Performance Inception Date				Nov. 10, 2015
iShares Core International Aggregate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.82%	(0.56%)	1.60%
iShares Core International Aggregate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.82%	(0.05%)	1.56%